SHARE BASED COMPENSATION (Details 1) (Partners Plan and Share Based Instruments [Member])	12 Months Ended
Dec. 31, 2010
Partners Plan and Share Based Instruments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payments outstanding at the beginning of the year	4,301,212
Share based payments granted	7,091,912
Share based payments exercised (in shares)	(340,340)
Share based payments forfeited	(187,031)
Share based payments outstanding at end of the year	10,865,753
Share based payments exercisable as of the year-end	0